FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
10.	FAIR VALUE MEASUREMENTS

The fair value hierarchy is composed of the following three categories:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurements.

The following tables present, for each of the fair value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$7,037	$—	$—	$7,037
Forward foreign exchange contracts	—	1,794	—	1,794

Total	$7,037	$1,794	$—	$8,831

Liabilities:
Contingent consideration	$—	$—	$9,026	$9,026
Interest rate swaps	—	107,909	—	107,909
Forward foreign exchange contracts	—	5,023	—	5,023

Total	$—	$112,932	$9,026	$121,958

	Fair Value Measurements as of March 31, 2021
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$876	$—	$—	$876
Forward foreign exchange contracts	—	263	—	263

Total	$876	$263	$—	$1,139

Liabilities:
Contingent consideration	$—	$—	$11,566	$11,566
Interest rate swaps	—	85,373	—	85,373
Forward foreign exchange contracts	—	15,209	—	15,209

Total	$—	$100,582	$11,566	$112,148

There have been no transfers of assets or liabilities between the fair value measurement classifications during the three months ended March 31, 2021.

Investments in Equity Securities with Readily Determinable Fair Values

The estimated fair value of the Company’s equity securities with readily determinable fair values is based on observable inputs in an active market, which is a Level 1 measurement within the fair value hierarchy.

Contingent Consideration

The Company has recorded contingent consideration liabilities in connection with its acquisitions. Contingent consideration is included in current liabilities and other long-term liabilities in the consolidated balance sheets. Changes in fair value are recognized in selling, general and administrative expenses. The estimated fair value of the contingent consideration is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The changes in the fair value of contingent consideration were as follows (in thousands):

Three Months Ended March 31, 2021
Balance at December 31, 2020	$9,026
Payments	(2,032)
Change in fair value	4,572

Balance at March 31, 2021	$11,566

Foreign Currency Derivatives

The Company classifies its foreign currency derivatives within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 9). As of December 31, 2020 and March 31, 2021, the Company had $1.8 million and $0.3 million in other current assets, $4.3 million and $6.0 million in other current liabilities and $0.7 million and $9.2 million in other long-term liabilities, respectively, recorded in the consolidated balance sheets related to the Company’s foreign currency derivatives.

Interest Rate Swaps

The Company classifies its interest rate swaps within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 9). The fair value of the swaps was $107.9 million and $85.4 million as of December 31, 2020 and March 31, 2021, respectively, and was included in other long-term liabilities in the consolidated balance sheets.

11. FAIR VALUE MEASUREMENTS

The fair value hierarchy is composed of the following three categories:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurements.

The following tables present, for each of the fair value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$1,843	$—	$—	$1,843
Forward foreign exchange contracts	—	2,167	—	2,167

Total	$1,843	$2,167	$—	$4,010

Liabilities:
Contingent consideration	$—	$—	$7,094	$7,094
Interest rate swaps	—	40,536	—	40,536
Forward foreign exchange contracts	—	32,290	—	32,290

Total	$—	$72,826	$7,094	$79,920

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$7,037	$—	$—	$7,037
Forward foreign exchange contracts	—	1,794	—	1,794

Total	$7,037	$1,794	$—	$8,831

Liabilities:
Contingent consideration	$—	$—	$9,026	$9,026
Interest rate swaps	—	107,909	—	107,909
Forward foreign exchange contracts	—	5,023	—	5,023

Total	$—	$112,932	$9,026	$121,958

There have been no transfers of assets or liabilities between the fair value measurement classifications during the years ended December 31, 2019 and 2020.

Investments in Equity Securities with Readily Determinable Fair Values

The fair value of the Company’s equity securities with readily determinable fair values is based on observable inputs in an active market, which is a Level 1 measurement within the fair value hierarchy.

Contingent Consideration

The Company has recorded contingent consideration liabilities in connection with certain of its acquisitions, primarily Zuffa Parent, LLC (“Zuffa”) in 2016. Contingent consideration is included in current liabilities and other long-term liabilities in the consolidated balance sheets. Changes in fair value are recognized in selling, general and administrative expenses. The estimated fair value of the contingent consideration is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The Zuffa contingent consideration was valued based on the earn-out provisions and payout structure of the transaction agreement. The valuation utilized a Monte Carlo EBITDA simulation analysis, which calculated the fair value of expected payments based on assumed EBITDA annual growth rates, time to payoff and discount rates. Significant increases (decreases) in EBITDA annual growth rates, assuming no change in discount rates, would have resulted in a significantly higher (lower) fair value measurement. Significant decreases (increases) in discount rates, assuming no changes in EBITDA annual growth rates, would have resulted in a significantly higher (lower) fair value measurement. The change in fair value associated with the Zuffa contingent consideration of $2.8 million and $1.8 million was recognized in selling, general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2018 and 2019, respectively. During the second quarter of 2019, the financial performance metric was achieved triggering the second and final contingent payment of $75.0 million, which was paid during the third quarter of 2019.

The changes in the fair value of contingent consideration were as follows (in thousands):

	Years Ended December 31,
	2019	2020
Balance at January 1	$88,950	$7,094
Acquisitions	—	9,947
Payments	(84,947)	(3,671)
Change in fair value	3,089	(4,343)
Foreign currency translation	2	(1)

Balance at December 31	$7,094	$9,026

Foreign Currency Derivatives

The Company classifies its foreign currency derivatives within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 10). As of December 31, 2019 and 2020, the Company had $2.2 million and $1.8 million in other current assets, $24.4 million and $4.3 million in other current liabilities and $7.9 million and $0.7 million in other long-term liabilities, respectively, recorded in the consolidated balance sheets related to the Company’s use of foreign currency derivatives.

Interest Rate Swaps

The Company classifies its interest rate swaps within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (Note 10). The fair value of the swaps was $40.5 million and $107.9 million as of December 31, 2019 and 2020, respectively, and was included in other long-term liabilities in the consolidated balance sheets.